Notes Payable (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 27, 2020	Jun. 30, 2021	Dec. 31, 2020
Notes Payable Disclosure [Abstract]
Promissory notes	$ 60,000
Interest rate		5.00%
Maturity date		Dec. 31, 2021
Interest expense		$ 3,000	$ 1,000